32. Events after the reporting period (Tables)	12 Months Ended
Dec. 31, 2017
Events After Reporting Period Tables
Tariff revision
Final Regulatory Remuneration Base	R$ 38.4 billion
WACC	8.11%
Factor X	0.9287%
P0	R$ 3.8207/m3
Tariff Repositioning Index (IRT)	4.7744%